Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2023
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended December 31,
	2021	2022	2023
Brokers’ commissions on revenue	8,363	9,676	9,922
Bunkers’ consumption and other voyage expenses	11,067	4,584	4,585
Total	19,430	14,260	14,507